Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-38172
Entity Registrant Name	HUDSON CAPITAL INC.
Entity Central Index Key	0001687542
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	2001 Timberloch Place
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
Title of 12(b) Security	Ordinary shares, par value $0.011 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	7,551,467
ICFR Auditor Attestation Flag	false
Auditor Name	Centurion ZD CPA & Co
Auditor Location	Hong Kong, China
Auditor Firm ID	2769
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2001 Timberloch Place
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	773
Local Phone Number	905-5076
Contact Personnel Name	Mr. Javier Selgas
Contact Personnel Email Address	javi.selgas@fr8hub.com